Employee Benefits - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Guaranteed deposits in banks	₩ 1,750,783	₩ 1,621,041